Exhibit 99.1
HSBC Private Label Credit Card Master Note Trust (USA) I

The following is particular information about the receivables as of the close of business on November 30, 2009:

o	The receivables in the Trust Portfolio included $6,161,265,243.64 of Principal Receivables (reduced for discount option receivables) and $656,940,443.58 of Finance Charge and Administrative Receivables
(including discount option receivables).

o	The accounts designated for the Trust Portfolio had an average gross receivables balance of $534.69
($1,164.25 excluding zero balance accounts) and an average credit limit of $3,157.89 ($3,387.14 excluding zero balance accounts).

o	The percentage of the average gross receivables balance to the average credit limit was 16.93% (34.37%
excluding zero balance accounts). The principal weighted average age of the accounts was approximately
71.34 months.

As of the close of business on November 30, 2009:

o	9.92% of the accounts designated for the Trust Portfolio made minimum payments as of their respective latest statement date, in each case based on the minimum payment reflected in the prior month's statement; and

o	3.34% of the accounts designated for the Trust Portfolio made full payments as of their respective latest statement date, in each case based on the outstanding balance reflected in the prior month's statement.

The following tables summarize the Trust Portfolio by various criteria as of the close of business on November

30, 2009. Because the future composition of the Trust Portfolio may change over time, these tables are not necessarily indicative of the composition of the Trust Portfolio at any subsequent time. The numbers shown in the tables below may not total due to rounding.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Balance Trust Portfolio November 30, 2009

Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Credit Balance	114,192	0.90%	-$11,176,148.27	-0.16%
No Balance	6,895,293	54.07%	0.00	0.00%
$0.01 to $5,000.00	5,526,175	43.34%	4,988,695,308.20	73.17%
$5,000.01 to $10,000.00	167,906	1.32%	1,149,094,392.75	16.85%
$10,000.01 to $15,000.00	36,554	0.29%	437,628,179.24	6.42%
$15,000.01 to $20,000.00	7,414	0.06%	125,242,170.80	1.84%
$20,000.01 or More	4,075	0.03%	128,721,784.50	1.89%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Credit Limit Trust Portfolio November 30, 2009

Account Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Less than or equal to $5,000.00	11,143,238	87.39%	$4,225,121,501.80	61.97%
$5,000.01 to $10,000.00	1,341,673	10.52%	1,480,751,143.66	21.72%
$10,000.01 to $15,000.00	185,377	1.45%	673,227,238.68	9.87%
$15,000.01 to $20,000.00	45,885	0.36%	218,598,646.06	3.21%
$20,000.01 or More	35,436	0.28%	220,507,157.02	3.23%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Period of Delinquency Trust Portfolio November 30, 2009

Period of Delinquency (Days Delinquent)	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Current and up to 29 days	12,549,808	98.42%	$6,367,912,711.91	93.40%
30 to 59 days	60,416	0.47%	119,711,019.27	1.76%
60 to 89 days	43,706	0.34%	95,756,382.04	1.40%
90 to 119 days	36,184	0.28%	83,905,647.08	1.23%
120 to 149 days	32,555	0.26%	79,414,638.58	1.16%
150 to 179 days	28,931	0.23%	71,481,326.09	1.05%
180 or more days	9	0.00%	23,962.25	0.00%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by Account Age Trust Portfolio November 30, 2009

Account Age	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Not more than 6 months	528,425	4.14%	$432,719,595.55	6.35%
Over 6 months to 12 months	589,965	4.63%	416,407,609.98	6.11%
Over 12 months to 24 months	1,896,199	14.87%	1,026,716,307.52	15.06%
Over 24 months to 36 months	2,057,638	16.14%	1,133,903,971.41	16.63%
Over 36 months to 48 months	1,430,721	11.22%	889,869,269.17	13.05%
Over 48 months to 60 months	843,382	6.61%	480,582,626.53	7.05%
Over 60 months to 120 months	2,507,407	19.66%	1,219,182,342.16	17.88%
Over 120 months	2,897,872	22.73%	1,218,823,964.90	17.88%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Industry Trust Portfolio November 30, 2009

Industry	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Consumer Electronics	2,576,745	20.21%	$1,676,952,484.64	24.60%
Furniture	1,080,562	8.47%	844,495,151.28	12.39%
Recreational Vehicles	349,922	2.74%	1,271,848,113.90	18.65%
Department Store	6,015,823	47.18%	1,802,959,927.56	26.44%
Home Improvement	1,297,520	10.18%	695,495,960.90	10.20%
General Merchandise	904,030	7.09%	313,532,187.28	4.60%
Other (1)	527,007	4.13%	212,921,861.66	3.12%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%
(1) Each industry less than 2.00% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Geographic Distribution of Accounts Trust Portfolio November 30, 2009

State	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
California	1,175,615	9.22%	$780,984,942.45	11.45%
Texas	726,605	5.70%	588,496,870.20	8.63%
Illinois	1,335,372	10.47%	552,508,427.89	8.10%
Michigan	647,180	5.08%	370,134,296.51	5.43%
Pennsylvania	1,274,937	10.00%	360,357,604.97	5.29%
New York	766,947	6.01%	357,224,561.23	5.24%
Florida	415,607	3.26%	319,289,896.72	4.68%
Wisconsin	675,985	5.30%	251,332,811.66	3.69%
Ohio	545,676	4.28%	221,975,201.59	3.26%
Minnesota	512,743	4.02%	208,679,211.43	3.06%
Indiana	415,871	3.26%	199,681,924.79	2.93%
New Jersey	460,232	3.61%	183,695,339.70	2.69%
All Other (2)	3,798,839	29.79%	2,423,844,598.08	35.55%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%
(2) Each state less than 2.50% of total receivables

HSBC Private Label Credit Card Master Note Trust (USA) I Composition By Merchant Trust Portfolio November 30, 2009

Merchant	Number of Accounts	Percentage of Total Number of Accounts	Receivables	Percentage of Total Receivables
Best Buy Co., Inc.	1,783,406	13.99%	$1,326,306,114.27	19.45%
Menard, Inc.	1,297,376	10.17%	695,360,220.13	10.20%
The Bon-Ton Stores, Inc.	3,261,228	25.58%	613,381,278.33	9.00%
Polaris Sales, Inc.	159,217	1.25%	563,144,093.36	8.26%
The Neiman Marcus Group, Inc.	867,995	6.81%	537,326,405.25	7.88%
American Suzuki Motor Corporation	95,967	0.75%	432,112,145.21	6.34%
Saks, Incorporated	687,532	5.39%	388,055,710.01	5.69%
Other (3)	4,598,888	36.07%	2,262,519,720.66	33.18%
Total	12,751,609	100.00%	$6,818,205,687.22	100.00%
(3) Each merchant less than 5.00% of total receivables

The subservicer uses NextGen FICO® as well as other credit scores and criteria to assess the probability of repayment on all of a borrower's consumer borrowings. NextGen FICO scores are generated by models developed on consumer data to establish patterns that are believed to be indicative of the borrower’s probability of default. An obligor’s NextGen

FICO score is one of several factors that may be used to assess the overall credit risk of a consumer. NextGen FICO uses a borrower’s historical credit data, including, among other things, payment history, delinquencies on accounts, levels of outstanding indebtedness, length of credit history, types of credit, and public records experience. NextGen
FICO scores are based, in part, on information collected by major credit bureaus that are independent third parties,

the accuracy of which cannot be verified by the subservicer. NextGen FICO scores may vary by credit bureau depending on credit history available at each bureau. Once an obligor has been issued a credit card, the NextGen FICO score on the account is generally refreshed on a monthly basis. NextGen FICO scores may change over time, depending on customer behavior and changes in credit scoring technology. Because the future composition and product mix of the Trust Portfolio may change over time, this table in not necessarily indicative of the probability of repayment on all of an obligor’s consumer borrowings in the Trust Portfolio at any specific time in the future.

HSBC Private Label Credit Card Master Note Trust (USA) I Composition by NextGen FICO Score Trust Portfolio November 30, 2009

NextGen FICO Score	Receivables	Percentage of Total Receivables
No Score	$1,262,731.74	0.02%
Less than 600	1,243,859,405.25	18.24%
600 to 659	1,227,344,795.29	18.00%
660 to 719	1,770,132,782.89	25.96%
720 and Above	2,575,605,972.05	37.78%
Total	$6,818,205,687.22	100.00%

®NextGen FICO is a registered trademark of Fair Isacc Corporation, and is the Equifax Pinnacle Version 1 score.